Income tax expenses- Composition of deferred tax assets and liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current:
Tax losses carried forward and others		¥ 2,010	¥ 782
Less: Valuation allowance		(1,358)	(331)
Total deferred tax assets, current portion		652	451
Non-current:
Licensed copyrights of video content		574
Tax losses carried forward and others		3,959	1,063
Total non-current deferred tax assets, gross		4,533	1,063
Less: Valuation allowance		(4,147)	(1,033)
Total deferred tax assets, non-current portion		386	30
Total deferred tax assets		1,038	481
Current:
Available-for-sale securities and others		(207)	(9)
Non-current:
Withholding tax on undistributed earnings		(6,377)	(5,452)
Identifiable intangible assets		(2,358)	(508)
Available-for-sale securities and others		(1,419)	(511)
Total deferred tax liabilities, non current portion	$ (1,475)	(10,154)	(6,471)
Total deferred tax liabilities		(10,361)	(6,480)
Net deferred tax liabilities		¥ (9,323)	¥ (5,999)
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Undistributed earnings intended to be invested indefinitely in the PRC		¥ 28,200
Singapore
Income tax
Accumulated tax losses of subsidiaries		1,569
Indonesia
Income tax
Accumulated tax losses of subsidiaries		1,545
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		1,149
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 7,142